Forward Merger - Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Number of shares of common stock issued and amounts recorded to arrive at the opening consolidated balance sheet of the Successor
Balance at the beginning | $	$ (287,500)
Balance at the beginning (in shares) | shares	138,825,356